Summary of Significant Accounting Policies (Details) - Staffing 360 Solutions, Inc. [Member] - USD ($)	3 Months Ended			9 Months Ended		12 Months Ended
	Sep. 28, 2024	Sep. 28, 2024	Sep. 30, 2023	Sep. 28, 2024	Sep. 30, 2023	Dec. 30, 2023	Dec. 31, 2022
Summary of Significant Accounting Policies (Details) [Line Items]
Accumulated deficit	$ (134,426,000)	$ (134,426,000)		$ (134,426,000)		$ (127,056,000)
Working capital deficit	48,818,000	48,818,000		48,818,000		45,419,000
Outstanding principal balance	19,816,000	19,816,000		19,816,000		19,116,000	$ 18,016,000
Cash	1,498,000	1,498,000		1,498,000		721,000
Temporary contractor revenue		46,098,000	$ 49,537,000	131,719,000	$ 145,776,000	190,876,000	184,884,000
Advertising expense						769,000	1,444,000
Cash equivalents
Allowance for credit losses						$ 75,000	48,000
Goodwill impairment losses							$ 10,000,000
Gross debt	19,816,000	19,816,000		19,816,000
Cash on hand	$ 1,498,000	1,498,000		$ 1,498,000
Effective income tax rate	(1.80%)		(0.53%)	(2.09%)	(0.67%)	(1.18%)	1.28%
2020 Jackson Note [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Outstanding principal balance	$ 10,116,000	10,116,000		$ 10,116,000		$ 10,116,000
Debt instrument, maturity date						Oct. 14, 2024
Revolving Credit Facility [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Revolving loan facility	32,500,000	$ 32,500,000		32,500,000
Midcap Funding X Trust [Member] | 2020 Jackson Note [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Revolving loan facility						$ 32,500
Temporary Contractor Revenue [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Temporary contractor revenue	45,676,000		$ 49,351,000	130,922,000	$ 144,863,000	189,595,000	$ 183,262,000
Permanent Placement Revenue [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Temporary contractor revenue	$ 422,000		$ 186,000	$ 797,000	$ 913,000	$ 1,281,000	$ 1,622,000